Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents
At December 31, 2024 and 2023, the Company had the following cash and cash equivalents:

	As at December 31,
	2024	2023
Cash	$26,266	$20,100
Demand deposits	507	577
Total cash and cash equivalents	$26,773	$20,677
The Company had demand deposits of $507 (December 31, 2023 - $577) held by wholly-owned subsidiaries of the Company, which the full amount is for use and credit to the Company's exploration venture partners in the USA, Sweden, Norway, and Finland pursuant to expenditure requirements for ongoing property agreements.